U.S. Bancorp (Parent Company)	12 Months Ended
Dec. 31, 2022
Condensed Financial Information Disclosure [Abstract]
U.S. Bancorp (Parent Company)

NOTE 25	U.S. Bancorp (Parent Company)
Condensed Balance Sheet

At December 31 (Dollars in Millions)	2022	2021

Assets
Due from banks, principally interest-bearing	$5,288	$8,369
Available-for-sale investment securities	672	1,209
Investments in bank subsidiaries	59,202	51,432
Investments in nonbank subsidiaries	3,575	3,632
Advances to bank subsidiaries	9,100	9,600
Advances to nonbank subsidiaries	150	707
Other assets	1,101	898
Total assets	$79,088	$75,847

Liabilities and Shareholders’ Equity
Long-term debt	$26,983	$18,902
Other liabilities	1,339	2,027
Shareholders’ equity	50,766	54,918
Total liabilities and shareholders’ equity	$79,088	$75,847
Condensed Income Statement

Year Ended December 31 (Dollars in Millions)	2022	2021	2020

Income
Dividends from bank subsidiaries	$4,750	$7,000	$1,500
Dividends from nonbank subsidiaries	105	2	24
Interest from subsidiaries	119	112	172
Other income	31	46	85

Total income	5,005	7,160	1,781

Expense
Interest expense	505	348	433
Other expense	162	154	140

Total expense	667	502	573

Income before income taxes and equity in undistributed income of subsidiaries	4,338	6,658	1,208
Applicable income taxes	(138)	(53)	(78)

Income of parent company	4,476	6,711	1,286
Equity in undistributed income of subsidiaries	1,349	1,252	3,673

Net income attributable to U.S. Bancorp	$5,825	$7,963	$4,959
Condensed Statement of Cash Flows

Year Ended December 31 (Dollars in Millions)	2022	2021	2020

Operating Activities
Net income a t tributable to U.S. Bancorp	$5,825	$7,963	$4,959
Adjustments to reconcile net income to net cash provided by operating activities
Equity in undistributed income of subsidiaries	(1,349)	(1,252)	(3,673)
Other, net	(398)	(85)	907

Net cash provided by operating activities	4,078	6,626	2,193

Investing Activities
Proceeds from sales and maturities of investment securities	423	200	258
Investments in subsidiaries	(5,030)	–	–
Net decrease in short-term advances to subsidiaries	557	411	347
Long-term advances to subsidiaries	(2,000)	(7,000)	–
Principal collected on long-term advances to subsidiaries	2,500	1,250	–
Cash paid for acquisition	(5,500)	–	–
Other, net	(173)	(269)	379

Net cash provided by (used in) investing activities	(9,223)	(5,408)	984

Financing Activities
Net decrease in short-term borrowings	–	–	(8)
Proceeds from issuance of long-term debt	8,150	1,300	2,750
Principal payments or redemption of long-term debt	(2,300)	(3,000)	(1,200)
Proceeds from issuance of preferred stock	437	2,221	486
Proceeds from issuance of common stock	21	43	15
Repurchase of preferred stock	(1,100)	(1,250)	–
Repurchase of common stock	(69)	(1,555)	(1,672)
Cash dividends paid on preferred stock	(299)	(308)	(300)
Cash dividends paid on common stock	(2,776)	(2,579)	(2,552)

Net cash provided by (used in) financing activities	2,064	(5,128)	(2,481)

Change in cash and due from banks	(3,081)	(3,910)	696
Cash and due from banks at beginning of year	8,369	12,279	11,583

Cash and due from banks at end of year	$5,288	$8,369	$12,279
Transfer of funds (dividends, loans or advances) from bank subsidiaries to the Company is restricted. Federal law requires loans to the Company or its affiliates to be secured and generally limits loans to the Company or an individual affiliate to 10 percent of each bank’s unimpaired capital and surplus. In the aggregate, loans to the Company and all affiliates cannot exceed 20 percent of each bank’s unimpaired capital and surplus.
Dividend payments to the Company by its subsidiary banks are subject to regulatory review and statutory limitations and, in some instances, regulatory approval. In general, dividends by the Company’s bank subsidiaries to the parent company are limited by rules which compare dividends to net income for regulatorily-defined periods. Furthermore, dividends are restricted by minimum capital constraints for all national banks.